Intangible assets, net (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2024 USD ($)
Intangible assets, net
Accumulated amortization	¥ (13,338,363)		¥ (11,005,710)			$ (1,827,348)
Intangible assets, net	36,591,969		36,810,384			5,013,079
Insurance broker license	26,000,000				¥ 600,000
Amortization expenses	2,332,653	$ 319,572	2,234,031	¥ 2,253,257
Future amortization expenses
2025	2,049,341					280,759
2026	1,823,224					249,781
2027	1,761,094					241,269
2028	1,619,948					221,932
2029	1,236,538					169,405
Licenses
Intangible assets, net
Intangible assets, Gross	26,600,000		26,600,000			3,644,185
Software and others
Intangible assets, net
Intangible assets, Gross	¥ 23,330,332		¥ 21,216,094			$ 3,196,242
Weighted Average Remaining Amortization Period in Years	6 years 3 months 25 days		6 years 3 months 25 days			6 years 3 months 25 days